Parent Company Only Condensed Financial Information - Condensed Statements of Cash Flows (Details)		12 Months Ended
	Jun. 03, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating activities:
Net income (loss)		¥ 244,702,736	$ 37,502,335	¥ 437,774,169	¥ 371,220,289
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation		232,558	35,641	26,490,395	16,108,950
Share of profit in subsidiaries, net		(909,364)	(139,366)	(140,564)	8,300,584
Changes in operating assets and liabilities:
Other current assets		(18,807,170)	(2,882,325)	10,990,176	(13,933,400)
Other long-term liabilities		(5,549,798)	(850,544)	21,538,701	22,636,533
Net cash provided by operating activities		295,256,932	45,250,105	513,939,897	554,949,643
Investing activities:
Advance for acquisitions		(6,550,000)	(1,003,831)	(38,869,400)	(18,121,700)
Payment for acquisitions	¥ (183,555,000)
Loan to related parties		(528,356,500)	(80,974,176)	(634,638,425)	(4,300,000)
Repayment from related parties		539,996,179	82,758,035	458,752,530
Net cash used in investing activities		(111,552,657)	(17,096,193)	(1,219,956,395)	(181,756,342)
Financing activities:
Proceeds from issuance of Class A ordinary shares (Note 1)					837,505,007
Payment for initial public offering costs					(30,827,578)
Distribution to the shareholders (Note 1)				(226,951,236)	(200,532,021)
Net cash generated (used in) from financing activities		115,527,872	17,705,421	(212,231,755)	663,145,408
Effect of exchange rate changes on cash and cash equivalents and restricted cash		(7,664,261)	(1,174,599)	(6,917,309)	66,023,411
Net increase (decrease) in cash and cash equivalents and restricted cash		291,567,886	44,684,734	(925,165,562)	1,102,362,120
Cash and cash equivalents and restricted cash at the beginning of the year		342,160,223	52,438,348	1,267,325,785	164,963,665
Cash and cash equivalents and restricted cash at the end of the year		633,728,109	97,123,082	342,160,223	1,267,325,785
Parent Company
Operating activities:
Net income (loss)		261,344,391	40,052,780	442,718,263	371,711,219
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation		232,558	35,641	26,490,395	1,307,753
(Gains) Losses from investments in equity securities		11,392,623	1,745,996	(6,473,358)
Share of profit in subsidiaries, net		(282,696,675)	(43,325,161)	(464,459,590)	(359,233,293)
Changes in operating assets and liabilities:
Other current assets		1,060,670	162,555	1,700,582	(4,117,311)
Amounts due from subsidiaries		(8,411,575)	(1,289,130)	(6,271,868)
Amounts due to subsidiaries		243,436,001	37,308,199	(2,166,524)	7,090,700
Other long-term liabilities		4,846,781	742,802	7,475,856
Net cash provided by operating activities		231,204,774	35,433,682	(986,244)	16,759,068
Investing activities:
Advance for acquisitions					(6,875,561)
Payment for acquisitions		(6,041,736)	(925,937)	(52,903,471)
Investment to subsidiaries		(2,938,656)	(450,369)	(2,938,656)
Purchases of investments in equity securities		(65,114,997)	(9,979,309)	(247,415,003)
Loan to related parties				(192,558,675)
Repayment from related parties		8,424,629	1,291,131	26,672,779
Net cash used in investing activities		(65,670,760)	(10,064,484)	(469,143,026)	(6,875,561)
Financing activities:
Payment for initial public offering costs					(30,827,578)
Distribution to the shareholders (Note 1)				(226,951,236)	(200,532,021)
Dividends from subsidiaries					39,691,103
Net cash generated (used in) from financing activities				(226,951,236)	645,836,511
Effect of exchange rate changes on cash and cash equivalents and restricted cash		5,679,523	870,425	(2,355,347)	65,853,475
Net increase (decrease) in cash and cash equivalents and restricted cash		171,213,537	26,239,623	(699,435,853)	721,573,493
Cash and cash equivalents and restricted cash at the beginning of the year		22,137,640	3,392,742	721,573,493
Cash and cash equivalents and restricted cash at the end of the year		¥ 193,351,177	$ 29,632,364	¥ 22,137,640	721,573,493
Parent Company | Common Class A
Financing activities:
Proceeds from issuance of Class A ordinary shares (Note 1)					¥ 837,505,007